INVESTMENT IN AECOM DC RETIREMENT PLANS VANGUARD MASTER TRUST	12 Months Ended
Dec. 31, 2025
EBP 055
EBP, Master Trust [Line Items]
INVESTMENT IN AECOM DC RETIREMENT PLANS VANGUARD MASTER TRUST

D.	INVESTMENT IN AECOM DC RETIREMENT PLANS VANGUARD MASTER TRUST
Certain investment assets of the Plan are held in a custody account at The Vanguard Group and consist of a 100% interest in the investment account of the AECOM DC Retirement Plans Vanguard Master Trust (“Vanguard Master Trust”), a master trust established by AECOM and administered by the Trustee. The Trustee maintains supporting records for the purpose of allocating the net gain or loss of the investment funds to the current sole participating plan. Investment gains or losses are recognized as earned based on the terms of the investments and the period during which the investments were held by the Vanguard Master Trust.
The following table presents the net assets of the Vanguard Master Trust as of December 31:

	Vanguard Master Trust
	2025	2024
	(expressed in thousands)
Investments at fair value
Collective investment trusts (measured at NAV)	$3,413,123	$2,734,006
Mutual funds	—	630,038

Net assets of Vanguard Master Trust	$3,413,123	$3,364,044

The following table shows the changes in net assets for the Vanguard Master Trust for the year ended December 31:

2025
(expressed in thousands)
Change in net assets:
Net appreciation in fair value of investments	$532,759
Interest and dividend income	4
Total investment income	532,763

Net purchases (redemptions)	(482,636)
Administrative expenses	(1,048)

Net increase in net assets	49,079

Net assets:
Beginning of year	3,364,044
End of year	$3,413,123
The NAV was used as a practical expedient to estimate fair value for all investments held in the Vanguard Master Trust on December 31, 2025. The following tables set forth by level, within the fair value hierarchy, the Vanguard Master Trust assets at fair value as of December 31, 2024:

	As of December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Total Fair Value
	(expressed in thousands)
Mutual funds	$630,038	$—	$630,038
Total investments in the fair value hierarchy	$630,038	$—	$630,038

Investments measured at NAV			2,734,006
Total investments at fair value			$3,364,044
Net Asset Value per Share — The following tables summarize investments measured at NAV per share as of December 31, 2025 and 2024, respectively:

December 31, 2025	Fair Value	Unfunded Commitment	Redemption Frequency (if Currently Eligible)	Other Redemption Restrictions	Redemption Notice Period
	(expressed in thousands)
Retirement date funds	$2,016,233	$—	Daily	None	None
Index funds	$1,396,890	$—	Daily	None	None

December 31, 2024	Fair Value	Unfunded Commitment	Redemption Frequency (if Currently Eligible)	Other Redemption Restrictions	Redemption Notice Period
	(expressed in thousands)
Retirement date funds	$1,503,727	$—	Daily	None	None
Index funds	$1,230,279	$—	Daily	None	None

E.	INVESTMENT IN AECOM DC RETIREMENT PLANS SMA MASTER TRUST
Certain investment assets of the Plan are held in separately managed accounts (“SMA”) in a custody account at Northern Trust Corporation and consist of a 100% interest in the investment account of the AECOM DC Retirement Plans SMA Master Trust (“SMA Master Trust”), a master trust established by AECOM and is administered by the Trustee. The Trustee maintains supporting records for the purpose of allocating the net gain or loss of the investment funds to the current sole participating plan. Investment gains or losses are recognized as earned based on the terms of the investments and the period during which the investments were held by the SMA Master Trust.

The following table presents the net assets of the SMA Master Trust as of December 31:

	SMA Master Trust
	2025	2024
	(expressed in thousands)
Investments at fair value
Stocks	$—	$269,919
Government bonds	68,339	48,545
Corporate bonds	86,656	74,084
Mortgage-backed securities	58,570	53,807
Asset-backed securities	6,733	6,144
Collective investment trusts	401,232	257,107
Cash and cash equivalents	4,822	8,610
	626,352	718,216
Accounts receivable
Receivable for securities sold	328	596
Accrued income	1,764	1,631
Other	515	514
	2,607	2,741
Accounts payable
Due to broker for securities purchased	(3,759)	(2,538)
Operating payables	(143)	(768)
	(3,902)	(3,306)

Net assets of SMA Master Trust	$625,057	$717,651

The following table shows the changes in net assets for the SMA Master Trust for the year ended December 31:

2025
(expressed in thousands)
Change in net assets:
Net appreciation in fair value of investments and income	$150,726

Net purchases (redemptions)	(243,199)
Administrative expenses	(121)

Net decrease in net assets	(92,594)

Net assets:
Beginning of year	717,651
End of year	$625,057
The following tables set forth by level, within the fair value hierarchy, the SMA Master Trust assets at fair value as of December 31, 2025 and 2024:

	As of December 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Total Fair Value
	(expressed in thousands)
Fixed income instruments:
Asset-backed securities	$—	$6,733	$6,733
Mortgage-backed securities	—	58,570	58,570
Corporate bonds	—	86,656	86,656
Government bonds	—	68,339	68,339
Stocks	—	—	—
Cash and cash equivalents	4,822	—	4,822
Total investments at fair value	$4,822	$220,298	225,120

Investments measured at NAV			401,232
Total investments at fair value			$626,352

	As of December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Total Fair Value
	(expressed in thousands)
Fixed income instruments:
Asset-backed securities	$—	$6,144	$6,144
Mortgage-backed securities	—	53,807	53,807
Corporate bonds	—	74,084	74,084
Government bonds	—	48,545	48,545
Stocks	269,919	—	269,919
Cash and cash equivalents	8,610	—	8,610
Total investments at fair value	$278,529	$182,580	461,109

Investments measured at NAV			257,107
Total investments at fair value			$718,216
Net Asset Value per Share — The following table summarizes investments measured at NAV per share as of December 31, 2025 and 2024:

December 31, 2025	Fair Value	Unfunded Commitment	Redemption Frequency (if Currently Eligible)	Other Redemption Restrictions	Redemption Notice Period
	(expressed in thousands)
Arrowstreet International Equity Fund	$383,294	$—	Daily	None	None
Northern Trust All Country World ex-U.S. Index Fund	$17,938	$—	Daily	None	None

December 31, 2024	Fair Value	Unfunded Commitment	Redemption Frequency (if Currently Eligible)	Other Redemption Restrictions	Redemption Notice Period
	(expressed in thousands)
Arrowstreet International Equity Fund	$253,548	$—	Daily	None	None
Northern Trust All Country World ex-U.S. Index Fund	$3,559	$—	Daily	None	None

F.	INVESTMENT IN AECOM DC RETIREMENT PLANS STABLE VALUE MASTER TRUST
Certain investment assets of the Plan are held in a custody account at Fidelity Management Trust Company and consist of a 100% interest in an investment account of the AECOM DC Retirement Plans Stable Value Master Trust (“Stable Value Master Trust”), a master trust established by AECOM and is administered by the Trustee. The Trustee maintains supporting records for the purpose of allocating the net gain or loss of the investment funds to the current sole participating plan. Investment gains or losses are recognized as earned based on the terms of the investments and the period during which the investments were held by the Stable Value Master Trust.
The following table presents the net assets of the Stable Value Master Trust as of December 31:

	Stable Value Master Trust
	2025	2024
	(expressed in thousands)
Investments measured at NAV
Collective investment trust	$313,784	$323,734

Net assets of Stable Value Master Trust	$313,784	$323,734
The following table shows the changes in net assets for the Stable Value Master Trust for the year ended December 31:

2025
(expressed in thousands)
Change in net assets:
Interest and dividend income	$9,273

Net purchases (redemptions)	(19,214)
Administrative expenses	(9)

Net decrease in net assets	(9,950)

Net assets:
Beginning of year	323,734
End of year	$313,784
Net Asset Value per Share — The following table summarizes investments measured at NAV per share as of December 31, 2025 and 2024:

December 31, 2025	Fair Value	Unfunded Commitment	Redemption Frequency (if Currently Eligible)	Other Redemption Restrictions	Redemption Notice Period
	(expressed in thousands)
Stable value fund	$313,784	$—	Daily	None	None

December 31, 2024	Fair Value	Unfunded Commitment	Redemption Frequency (if Currently Eligible)	Other Redemption Restrictions	Redemption Notice Period
	(expressed in thousands)
Stable value fund	$323,734	$—	Daily	None	None